JQC
Nuveen Credit Strategies Income Fund
Portfolio of Investments    October 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	LONG-TERM INVESTMENTS – 158.2% (94.2% of Total Investments)
	VARIABLE RATE SENIOR LOAN INTERESTS – 126.6% (75.4% of Total Investments) (2)
	Aerospace & Defense – 1.3% (0.7% of Total Investments)
$2,231	Rexnord LLC, Term Loan, First Lien	3.786%	1-Month LIBOR	2.000%	8/21/24	BBB-	$2,245,827
11,820	Transdigm, Inc., Term Loan E	4.286%	1-Month LIBOR	2.500%	5/30/25	Ba3	11,745,475
14,051	Total Aerospace & Defense						13,991,302
	Airlines – 4.2% (2.5% of Total Investments)
2,908	American Airlines, Inc., Replacement Term Loan	3.939%	1-Month LIBOR	2.000%	10/10/21	BB+	2,912,613
12,595	American Airlines, Inc., Term Loan 2025	3.554%	1-Month LIBOR	1.750%	6/27/25	BB+	12,494,926
7,760	American Airlines, Inc., Term Loan B	3.805%	1-Month LIBOR	2.000%	4/28/23	BB+	7,763,026
3,438	American Airlines, Inc., Term Loan B	3.921%	1-Month LIBOR	2.000%	12/14/23	BB+	3,438,294
14,596	United Air Lines, Inc., Term Loan B	3.536%	1-Month LIBOR	1.750%	4/01/24	BBB-	14,650,188
5,000	WestJet Airlines, Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	Ba2	5,030,225
46,297	Total Airlines						46,289,272
	Auto Components – 0.8% (0.5% of Total Investments)
9,000	Johnson Controls Inc., Term Loan B	5.300%	1-Month LIBOR	3.500%	4/30/26	BB	8,898,750
	Automobiles – 1.3% (0.8% of Total Investments)
14,738	Navistar, Inc., Term Loan B	5.420%	1-Month LIBOR	3.500%	11/06/24	Ba2	14,617,831
	Beverages – 1.2% (0.7% of Total Investments)
12,846	Jacobs Douwe Egberts, Term Loan B	3.813%	1-Month LIBOR	1.750%	11/01/25	BB	12,888,007
	Building Products – 2.1% (1.2% of Total Investments)
5,107	Advanced Drainage Systems, Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	Ba1	5,135,871
17,766	Quikrete Holdings, Inc., Term Loan B	4.536%	1-Month LIBOR	2.750%	11/15/23	BB-	17,719,098
22,873	Total Building Products						22,854,969
	Capital Markets – 2.8% (1.7% of Total Investments)
11,111	Capital Automotive LP, Term Loan, First Lien	4.290%	1-Month LIBOR	2.500%	3/24/24	B1	11,120,646
20,297	RPI Finance Trust, Term Loan B6, (5)	3.786%	1-Month LIBOR	2.000%	4/17/23	BBB-	20,411,647
31,408	Total Capital Markets						31,532,293
	Chemicals – 1.8% (1.1% of Total Investments)
13,627	Axalta Coating Systems, Term Loan, First Lien	3.854%	3-Month LIBOR	1.750%	6/01/24	Ba1	13,628,483

JQC	Nuveen Credit Strategies Income Fund (continued)
Portfolio of Investments October 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Chemicals (continued)
$6,034	Ineos US Finance LLC, Term Loan	3.786%	1-Month LIBOR	2.000%	3/31/24	BBB-	$5,981,079
19,661	Total Chemicals						19,609,562
	Commercial Services & Supplies – 5.1% (3.1% of Total Investments)
18,030	ADS Waste Holdings, Inc., Term Loan B	4.086%	1-Week LIBOR	2.250%	11/10/23	BB+	18,084,579
3,000	Fleet U.S. Bidco Inc., Term Loan B	5.235%	6-Month LIBOR	3.250%	9/25/26	B2	3,007,500
15,123	Formula One Group, Term Loan B	4.286%	1-Month LIBOR	2.500%	2/01/24	B+	14,937,159
5,680	Garda World Security Corp, Term Loan B, First Lien, (WI/DD)	TBD	TBD	TBD	TBD	BB+	5,657,507
15,295	Trans Union LLC, Term Loan B3	3.786%	1-Month LIBOR	2.000%	4/07/23	BB+	15,346,061
57,128	Total Commercial Services & Supplies						57,032,806
	Communications Equipment – 1.2% (0.7% of Total Investments)
1,990	Avaya, Inc., Term Loan B	6.171%	1-Month LIBOR	4.250%	12/15/24	BB-	1,904,070
4,962	Mitel US Holdings, Inc., Term Loan, First Lien	6.532%	1-Month LIBOR	4.500%	11/30/25	B	4,413,523
6,710	Plantronics, Term Loan B	4.286%	1-Month LIBOR	2.500%	7/02/25	Ba1	6,684,633
13,662	Total Communications Equipment						13,002,226
	Containers & Packaging – 1.3% (0.8% of Total Investments)
8,479	Berry Global, Inc., Term Loan U	4.439%	1-Month LIBOR	2.500%	7/01/26	BBB-	8,517,286
5,397	Berry Global, Inc., Term Loan W	3.878%	1-Month LIBOR	2.000%	10/01/22	BBB-	5,420,538
865	Crown Americas, Inc., Term Loan B	3.997%	1-Month LIBOR	2.000%	4/03/25	Baa2	870,365
14,741	Total Containers & Packaging						14,808,189
	Diversified Consumer Services – 2.4% (1.4% of Total Investments)
4,438	Cengage Learning Acquisitions, Inc., Term Loan B	6.036%	1-Month LIBOR	4.250%	6/07/23	B	4,145,214
4,961	Houghton Mifflin, Term Loan B, First Lien	4.786%	1-Month LIBOR	3.000%	5/29/21	B	4,942,536
16,958	Refinitiv, Term Loan B	5.536%	1-Month LIBOR	3.750%	10/01/25	BB+	17,062,252
26,357	Total Diversified Consumer Services						26,150,002
	Diversified Financial Services – 0.5% (0.3% of Total Investments)
5,809	Ditech Holding Corp., Term Loan, (6)	0.000%	N/A	N/A	6/30/22	D	2,370,896
2,488	Getty Images, Inc., Initial Dollar Term Loan	6.313%	1-Month LIBOR	4.500%	2/19/26	B2	2,428,962
1,121	Lions Gate Entertainment Corp., Term Loan B	4.036%	1-Month LIBOR	2.250%	3/24/25	Ba2	1,091,573
9,418	Total Diversified Financial Services						5,891,431
	Diversified Telecommunication Services – 5.4% (3.2% of Total Investments)
16,021	CenturyLink, Inc., Initial Term Loan A, (DD1)	4.536%	1-Month LIBOR	2.750%	11/01/22	BBB-	16,073,108
1,935	CenturyLink, Inc., Term Loan B	4.536%	1-Month LIBOR	2.750%	1/31/25	BBB-	1,918,642
1,990	Frontier Communications Corporation, Term Loan B	5.540%	1-Month LIBOR	3.750%	6/15/24	B	1,986,588

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Diversified Telecommunication Services (continued)
$11,144	Level 3 Financing, Inc., Term Loan B, (5)	4.036%	1-Month LIBOR	2.250%	2/22/24	BBB-	$11,171,695
8,910	Numericable Group S.A., Term Loan B13	5.921%	1-Month LIBOR	4.000%	8/14/26	B	8,795,462
20,000	Ziggo B.V., Term Loan E, (5)	4.421%	1-Month LIBOR	2.500%	4/15/25	BB	19,788,200
60,000	Total Diversified Telecommunication Services						59,733,695
	Electric Utilities – 2.2% (1.3% of Total Investments)
11,763	Vistra Operations Co., Term Loan B1	3.786%	1-Month LIBOR	2.000%	8/04/23	BBB-	11,815,646
12,834	Vistra Operations Co., Term Loan B3	3.889%	1-Month LIBOR	2.000%	12/31/25	BBB-	12,891,663
24,597	Total Electric Utilities						24,707,309
	Entertainment – 0.2% (0.1% of Total Investments)
1,990	AMC Entertainment, Inc., Term Loan B	5.230%	6-Month LIBOR	3.000%	4/22/26	Ba2	1,991,662
500	NASCAR Holdings, Inc., Term Loan B	4.628%	1-Month LIBOR	2.750%	10/18/26	BB	503,085
2,490	Total Entertainment						2,494,747
	Equity Real Estate Investment Trust – 0.3% (0.2% of Total Investments)
3,045	Communications Sales & Leasing, Inc., Shortfall Term Loan	6.786%	1-Month LIBOR	5.000%	10/24/22	BB	2,939,297
	Food & Staples Retailing – 3.8% (2.3% of Total Investments)
1,882	Albertson's LLC, Term Loan B7	4.536%	1-Month LIBOR	2.750%	11/17/25	BB	1,892,959
3,012	Albertson's LLC, Term Loan B8	4.536%	1-Month LIBOR	2.750%	8/17/26	BB	3,030,666
6,000	Hearthside Group Holdings LLC, Term Loan B	5.473%	1-Month LIBOR	3.688%	5/31/25	B	5,578,740
13,706	JBS USA Holdings, Inc., Term Loan	4.286%	1-Month LIBOR	2.500%	5/01/26	BBB-	13,767,062
17,725	US Foods, Inc., Term Loan B	3.786%	1-Month LIBOR	2.000%	6/27/23	BB+	17,800,611
42,325	Total Food & Staples Retailing						42,070,038
	Food Products – 1.0% (0.6% of Total Investments)
3,000	B&G Foods Inc., Term Loan, First Lien, (WI/DD)	TBD	TBD	TBD	TBD	BB	3,014,070
7,939	Chobani, Inc., Term Loan B	5.286%	1-Month LIBOR	3.500%	10/10/23	B1	7,783,341
10,939	Total Food Products						10,797,411
	Health Care Providers & Services – 8.3% (4.9% of Total Investments)
5,152	Acadia Healthcare, Inc., Term Loan B3	4.286%	1-Month LIBOR	2.500%	2/11/22	Ba2	5,165,891
7,953	Albany Molecular Research, Inc., Initial Term Loan, First Lien, (DD1)	5.036%	1-Month LIBOR	3.250%	8/31/24	B2	7,740,269
9,892	Ardent Health, Term Loan, First Lien	6.286%	1-Month LIBOR	4.500%	6/28/25	B1	9,908,400
7,972	ATI Holdings Acquisition, Inc., Term Loan, (DD1)	5.304%	1-Month LIBOR	3.500%	5/10/23	B1	7,670,240
12,374	Brightspring Health, Term Loan B	6.490%	1-Month LIBOR	4.500%	3/05/26	B1	12,371,674
8,147	Civitas Solutions, Term Loan B, (DD1)	6.040%	1-Month LIBOR	4.250%	3/08/26	B1	8,166,855
468	Civitas Solutions, Term Loan C	6.040%	1-Month LIBOR	4.250%	3/08/26	B1	468,957
7,000	Concentra, Inc., Term Loan B	4.540%	3-Month LIBOR	2.500%	6/01/22	B+	7,014,560
12,579	Kindred at Home Hospice, Term Loan B	5.563%	1-Month LIBOR	3.750%	7/02/25	B1	12,578,823

JQC	Nuveen Credit Strategies Income Fund (continued)
Portfolio of Investments October 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Health Care Providers & Services (continued)
$4,466	Lifepoint Health, Inc., Term Loan	6.304%	1-Month LIBOR	4.500%	11/16/25	B+	$4,461,583
5,679	Millennium Laboratories, Inc., Term Loan B, First Lien	8.286%	1-Month LIBOR	6.500%	12/21/20	Caa3	2,512,740
5,262	Pharmaceutical Product Development, Inc., Term Loan B	4.286%	1-Month LIBOR	2.500%	8/18/22	Ba3	5,258,259
151	Quorum Health Corp., Term Loan B	8.677%	3-Month LIBOR	6.750%	4/29/22	B1	145,910
8,185	Select Medical Corporation, Term Loan B	4.580%	6-Month LIBOR	2.500%	3/06/25	Ba2	8,161,211
95,280	Total Health Care Providers & Services						91,625,372
	Health Care Technology – 1.8% (1.1% of Total Investments)
2,447	Emdeon, Inc., Term Loan, (5)	4.286%	1-Month LIBOR	2.500%	3/01/24	B+	2,435,910
8,290	Onex Carestream Finance LP, Term Loan, First Lien	7.536%	1-Month LIBOR	5.750%	2/28/21	B1	7,992,182
7,954	Onex Carestream Finance LP, Term Loan, Second Lien	11.286%	1-Month LIBOR	9.500%	6/07/21	B-	7,635,545
2,000	Zelis, Term Loan B	6.536%	1-Month LIBOR	4.750%	9/30/26	B	1,982,500
20,691	Total Health Care Technology						20,046,137
	Hotels, Restaurants & Leisure – 16.5% (9.8% of Total Investments)
2,805	Aramark Corporation, Term Loan	3.536%	1-Month LIBOR	1.750%	3/11/25	BBB-	2,813,177
14,820	Burger King Corporation, Term Loan B3	4.036%	1-Month LIBOR	2.250%	2/16/24	BB	14,865,737
15,771	Caesars Entertainment Operating Company, Inc., Term Loan B	3.786%	1-Month LIBOR	2.000%	10/06/24	BB	15,783,034
18,176	Caesars Resort Collection, Term Loan, First Lien	4.536%	1-Month LIBOR	2.750%	12/22/24	BB	17,933,870
938	CCM Merger, Inc., Term Loan B	4.036%	1-Month LIBOR	2.250%	8/09/21	BB	939,669
12,434	Equinox Holdings, Inc., Term Loan B1, (DD1)	4.786%	1-Month LIBOR	3.000%	3/08/24	B+	12,410,181
14,681	Hilton Hotels, Term Loan B2	3.573%	1-Month LIBOR	1.750%	6/21/26	BBB-	14,758,783
21,829	Life Time Fitness, Inc., Term Loan B	4.874%	3-Month LIBOR	2.750%	6/15/22	BB-	21,772,956
11,910	Marriott Ownership Resorts, Term Loan B	4.036%	1-Month LIBOR	2.250%	8/29/25	BBB-	11,984,438
4,632	MGM Growth Properties, Term Loan B	3.786%	1-Month LIBOR	2.000%	3/23/25	BBB-	4,651,941
12,835	Scientific Games Corp., Initial Term Loan B5	4.536%	1-Month LIBOR	2.750%	8/14/24	Ba3	12,707,556
7,763	Stars Group Holdings, Term Loan B	5.604%	3-Month LIBOR	3.500%	7/10/25	B+	7,806,202
15,376	Station Casino LLC, Term Loan B	4.290%	1-Month LIBOR	2.500%	6/08/23	BB-	15,412,849
17,000	Whataburger Restaurants, Term Loan B	5.516%	3-Month LIBOR	3.250%	8/02/26	B+	17,070,805
2,475	Wyndham International, Inc., Term Loan B	3.536%	1-Month LIBOR	1.750%	5/30/25	BBB-	2,489,442
9,655	YUM Brands, Term Loan B	3.628%	1-Month LIBOR	1.750%	4/03/25	BBB-	9,682,916
183,100	Total Hotels, Restaurants & Leisure						183,083,556
	Household Durables – 1.2% (0.7% of Total Investments)
4,402	Apex Tool Group LLC, Third Amendment Term Loan	7.286%	1-Month LIBOR	5.500%	8/21/24	B-	4,200,125

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Household Durables (continued)
$14,311	Serta Simmons Holdings LLC, Term Loan, First Lien	5.421%	1-Month LIBOR	3.500%	11/08/23	CCC+	$8,522,519
18,713	Total Household Durables						12,722,644
	Household Products – 2.6% (1.5% of Total Investments)
9,555	Energizer Holdings, Term Loan B	4.313%	1-Month LIBOR	2.250%	1/02/26	BB+	9,560,972
19,118	Reynolds Group Holdings, Inc., Term Loan, First Lien	4.536%	1-Month LIBOR	2.750%	2/05/23	B+	19,138,441
28,673	Total Household Products						28,699,413
	Insurance – 1.2% (0.7% of Total Investments)
13,701	Hub International Holdings, Inc., Term Loan B	4.940%	3-Month LIBOR	3.000%	4/25/25	B	13,423,975
	Interactive Media & Services – 0.7% (0.4% of Total Investments)
8,939	Rackspace Hosting, Inc., Refinancing Term Loan B, First Lien	5.287%	3-Month LIBOR	3.000%	11/03/23	BB+	7,979,932
	Internet Software & Services – 2.4% (1.4% of Total Investments)
17,976	Ancestry.com, Inc., Term Loan, First Lien	5.540%	1-Month LIBOR	3.750%	10/19/23	B	16,582,460
8,722	Dynatrace, Term Loan, First Lien	6.750%	Prime	2.250%	8/23/25	B1	8,765,964
4,000	SkillSoft Corporation, Term Loan, Second Lien	10.446%	6-Month LIBOR	8.250%	4/28/22	C	1,268,560
30,698	Total Internet Software & Services						26,616,984
	IT Services – 3.2% (1.9% of Total Investments)
18,529	Sabre, Inc., Term Loan B	3.786%	1-Month LIBOR	2.000%	2/22/24	BB	18,585,064
5,128	Syniverse Holdings, Inc., Term Loan C	6.921%	1-Month LIBOR	5.000%	3/09/23	B2	4,627,912
12,712	Tempo Acquisition LLC, Term Loan B, (5)	4.786%	1-Month LIBOR	3.000%	5/01/24	B1	12,738,905
36,369	Total IT Services						35,951,881
	Life Sciences Tools & Services – 0.4% (0.3% of Total Investments)
5,000	Parexel International Corp., Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	B2	4,783,925
	Machinery – 1.1% (0.7% of Total Investments)
12,538	Gardner Denver, Inc., Term Loan B	4.536%	1-Month LIBOR	2.750%	7/30/24	BB+	12,579,309
	Marine – 0.2% (0.1% of Total Investments)
2,669	Harvey Gulf International Marine, Inc., Exit Term Loan	8.034%	6-Month LIBOR	6.000%	7/02/23	B	2,121,775
	Media – 13.4% (7.9% of Total Investments)
7,013	Acquisitions Cogeco Cable II L.P., Term Loan, First Lien	4.036%	1-Month LIBOR	2.250%	1/04/25	BB-	7,016,288
1,644	Advantage Sales & Marketing, Inc., Term Loan B2, First Lien, (DD1)	5.036%	1-Month LIBOR	3.250%	7/25/21	B2	1,527,979

JQC	Nuveen Credit Strategies Income Fund (continued)
Portfolio of Investments October 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Media (continued)
$2,103	Advantage Sales & Marketing, Inc., Term Loan, First Lien, (DD1)	5.036%	1-Month LIBOR	3.250%	7/25/21	B2	$1,967,900
450	Catalina Marketing Corporation, First Out Loan	9.346%	1-Month LIBOR	7.500%	2/15/23	N/R	373,328
585	Catalina Marketing Corporation, Last Out PIK Term Loan, (cash 2.846%, PIK 9.500%)	2.846%	1-Month LIBOR	1.000%	8/15/23	N/R	257,973
9,975	Cequel Communications LLC, Term Loan B, (DD1)	4.171%	1-Month LIBOR	2.250%	1/15/26	BB	9,922,506
10,849	Charter Communications Operating Holdings LLC, Term Loan B2	3.580%	1-Month LIBOR	1.750%	2/01/27	BBB-	10,903,720
8,991	Cineworld Group PLC, Term Loan B	4.036%	1-Month LIBOR	2.250%	2/28/25	BB-	8,883,419
7,819	Clear Channel Communications, Inc., Exit Term Loan	6.032%	1-Month LIBOR	4.000%	5/01/26	BB-	7,856,141
12,000	Clear Channel Outdoor Holdings, Inc., Term Loan B	5.286%	1-Month LIBOR	3.500%	8/21/26	B+	12,037,500
11,697	CSC Holdings, LLC, Term Loan B5	4.327%	2-Month LIBOR	2.500%	4/15/27	BB	11,707,285
3,503	Cumulus Media, Inc., Term Loan B	5.536%	1-Month LIBOR	3.750%	3/31/26	B	3,524,535
7,500	Gray Television, Inc., Term Loan B2	4.261%	1-Month LIBOR	2.250%	2/07/24	BB+	7,526,550
4,640	Gray Television, Inc., Term Loan C, (WI/DD)	TBD	TBD	TBD	TBD	BB+	4,658,649
14,325	Meredith Corporation, Term Loan B1	4.536%	1-Month LIBOR	2.750%	1/31/25	Ba2	14,390,135
2,000	Nexstar Broadcasting, Inc., Term Loan B	4.554%	1-Month LIBOR	2.750%	9/19/26	BB	2,009,860
1,755	Nexstar Broadcasting, Inc., Term Loan B3, (DD1)	4.282%	1-Month LIBOR	2.250%	1/17/24	BB	1,760,093
8,832	Nexstar Broadcasting, Inc., Term Loan B3, (DD1)	4.050%	1-Month LIBOR	2.250%	1/17/24	BB	8,857,801
4,924	Sinclair Television Group, Term Loan B2	4.040%	1-Month LIBOR	2.250%	1/03/24	BB+	4,925,602
4,243	Springer SBM Two GmbH, Term Loan B16	5.286%	1-Month LIBOR	3.500%	8/24/24	B2	4,218,107
12,000	Virgin Media Investment Holdings Limited, Term Loan N	4.421%	1-Month LIBOR	2.500%	1/31/28	BB-	11,965,620
12,096	WideOpenWest Finance LLC, Term Loan B	5.054%	1-Month LIBOR	3.250%	8/19/23	B	11,644,802
148,944	Total Media						147,935,793
	Multiline Retail – 0.8% (0.4% of Total Investments)
2,092	Belk, Inc., Term Loan B, First Lien	6.803%	6-Month LIBOR	4.750%	12/10/22	B2	1,756,753

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Multiline Retail (continued)
$6,860	EG America LLC, Term Loan, First Lien	6.104%	3-Month LIBOR	4.000%	2/05/25	B	$6,638,914
8,952	Total Multiline Retail						8,395,667
	Multi-Utilities – 1.0% (0.6% of Total Investments)
12,000	Pacific Gas & Electric, Revolving Loan, (WI/DD), (6)	TBD	TBD	TBD	TBD	N/R	11,260,020
	Oil, Gas & Consumable Fuels – 2.3% (1.4% of Total Investments)
13,000	Buckeye Partners, Term Loan, First Lien, (WI/DD)	TBD	TBD	TBD	TBD	BBB-	13,075,725
2,000	California Resources Corporation, Term Loan	12.175%	1-Month LIBOR	10.375%	12/31/21	B	1,367,500
4,000	California Resources Corporation, Term Loan B	6.550%	1-Month LIBOR	4.750%	12/31/22	B	3,462,000
4,969	Fieldwood Energy LLC, Exit Term Loan	7.177%	3-Month LIBOR	5.250%	4/11/22	BB-	4,019,948
6,896	Fieldwood Energy LLC, Exit Term Loan, Second Lien	9.177%	3-Month LIBOR	7.250%	4/11/23	B+	3,620,142
30,865	Total Oil, Gas & Consumable Fuels						25,545,315
	Personal Products – 2.3% (1.4% of Total Investments)
9,471	Coty, Inc., Term Loan A	3.478%	1-Month LIBOR	1.500%	4/05/23	BB-	9,210,697
4,938	Coty, Inc., Term Loan B	4.228%	1-Month LIBOR	2.250%	4/05/25	BB-	4,784,759
15,173	Revlon Consumer Products Corporation, Term Loan B, First Lien, (DD1)	5.624%	3-Month LIBOR	3.500%	9/07/23	B3	11,970,980
29,582	Total Personal Products						25,966,436
	Pharmaceuticals – 2.3% (1.4% of Total Investments)
16,536	Alphabet Holding Company, Inc., Initial Term Loan, First Lien	5.286%	1-Month LIBOR	3.500%	9/28/24	B-	15,143,973
7,369	Valeant Pharmaceuticals International, Inc., Term Loan B	4.671%	1-Month LIBOR	2.750%	11/27/25	Ba2	7,385,811
3,391	Valeant Pharmaceuticals International, Inc., Term Loan, First Lien	4.921%	1-Month LIBOR	3.000%	6/02/25	Ba2	3,407,124
27,296	Total Pharmaceuticals						25,936,908
	Professional Services – 2.5% (1.5% of Total Investments)
934	Ceridian HCM Holding, Inc., Term Loan B	4.800%	1-Month LIBOR	3.000%	4/30/25	B	937,091
19,148	On Assignment, Inc., Term Loan B	3.786%	1-Month LIBOR	2.000%	4/02/25	BB	19,220,225
8,860	Skillsoft Corporation, Initial Term Loan, First Lien	6.946%	6-Month LIBOR	4.750%	4/28/21	Caa2	7,117,482
28,942	Total Professional Services						27,274,798
	Real Estate Management & Development – 1.4% (0.9% of Total Investments)
2,000	GGP, Initial Term Loan A1	4.036%	1-Month LIBOR	2.250%	8/24/21	BB+	2,005,000
6,960	GGP, Initial Term Loan A2	4.036%	1-Month LIBOR	2.250%	8/24/23	BB+	6,868,861

JQC	Nuveen Credit Strategies Income Fund (continued)
Portfolio of Investments October 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Real Estate Management & Development (continued)
$7,175	GGP, Term Loan B	4.286%	1-Month LIBOR	2.500%	8/24/25	BB+	$7,073,471
16,135	Total Real Estate Management & Development						15,947,332
	Road & Rail – 0.8% (0.5% of Total Investments)
8,806	Avolon LLC, Term Loan B3	3.596%	1-Month LIBOR	1.750%	1/15/25	Baa2	8,852,277
	Semiconductors & Semiconductor Equipment – 2.1% (1.2% of Total Investments)
5,841	Cabot Microelectronics, Term Loan B	4.063%	1-Month LIBOR	2.250%	11/15/25	BB+	5,873,806
3,782	Lumileds, Term Loan B	5.604%	3-Month LIBOR	3.500%	6/30/24	CCC+	1,981,622
8,911	Microchip Technology, Inc., Term Loan B	3.790%	1-Month LIBOR	2.000%	5/29/25	Baa3	8,949,805
6,301	ON Semiconductor Corporation, New Replacement Term Loan B4	3.786%	1-Month LIBOR	2.000%	9/19/26	BB	6,337,139
24,835	Total Semiconductors & Semiconductor Equipment						23,142,372
	Software – 12.6% (7.5% of Total Investments)
4,297	Blackboard, Inc., Term Loan B4	6.878%	1-Month LIBOR	5.000%	6/18/21	B-	4,290,094
18,009	Ellucian, Term Loan B, First Lien	5.354%	3-Month LIBOR	3.250%	9/30/22	B	18,015,492
7,962	Epicor Software Corporation,Term Loan B	5.040%	1-Month LIBOR	3.250%	6/01/22	N/R	7,946,699
13,188	Greeneden U.S. Holdings II LLC, Term Loan B	5.036%	1-Month LIBOR	3.250%	12/01/23	B2	12,913,779
18,095	Infor (US), Inc., Term Loan B, (5)	4.854%	3-Month LIBOR	2.750%	2/01/22	Ba3	18,135,122
5,338	Informatica, Term Loan B	5.036%	1-Month LIBOR	3.250%	8/06/22	B1	5,355,959
2,919	Kronos Incorporated, Term Loan B	5.253%	3-Month LIBOR	3.000%	11/01/23	B	2,916,949
15,169	Kronos Incorporated, Term Loan B, Second Lien	10.503%	3-Month LIBOR	8.250%	11/01/24	CCC	15,336,921
7,612	Micro Focus International PLC, Term Loan B2	4.050%	1-Month LIBOR	2.250%	11/30/21	BB+	7,575,062
1,213	Misys, New Term Loan, Second Lien	9.446%	6-Month LIBOR	7.250%	6/13/25	CCC+	1,138,772
13,000	Press Ganey Holdings, Inc., Term Loan, First Lien	5.286%	1-Month LIBOR	3.500%	7/26/26	B	12,821,250
3,910	RP Crown Parent LLC, Term Loan B	4.536%	1-Month LIBOR	2.750%	10/12/23	B1	3,911,014
5,827	SS&C Technologies, Inc./ Sunshine Acquisition II, Inc., Term Loan B3	4.036%	1-Month LIBOR	2.250%	4/16/25	BB+	5,849,936
3,804	SS&C Technologies, Inc./ Sunshine Acquisition II, Inc., Term Loan B4	4.036%	1-Month LIBOR	2.250%	4/16/25	BB+	3,818,710
4,296	TIBCO Software, Inc., Term Loan B	6.000%	1-Month LIBOR	4.000%	7/03/26	BB-	4,282,000
15,000	Ultimate Software, Term Loan, First Lien	5.536%	1-Month LIBOR	3.750%	5/03/26	B	15,047,925
139,639	Total Software						139,355,684
	Specialty Retail – 1.6% (1.0% of Total Investments)
696	Academy, Ltd., Term Loan B	6.032%	1-Month LIBOR	4.000%	7/01/22	CCC+	473,980
1,173	Petco Animal Supplies, Inc., Term Loan B1	5.177%	3-Month LIBOR	3.250%	1/26/23	B2	879,505
16,843	Petsmart Inc., Term Loan B, First Lien	5.930%	1-Month LIBOR	4.000%	3/11/22	B	16,460,554

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Specialty Retail (continued)
$313	Serta Simmons Holdings LLC, Term Loan, Second Lien	9.846%	1-Month LIBOR	8.000%	11/08/24	CCC-	$87,602
19,025	Total Specialty Retail						17,901,641
	Technology Hardware, Storage & Peripherals – 1.9% (1.1% of Total Investments)
4	BMC Software, Inc., Term Loan B	6.036%	1-Month LIBOR	4.250%	10/02/25	B2	3,625
14,304	Dell International LLC, Refinancing Term Loan B1	3.790%	1-Month LIBOR	2.000%	9/19/25	BBB-	14,376,967
6,360	Western Digital, Term Loan B	3.747%	1-Month LIBOR	1.750%	4/29/23	BBB-	6,351,034
20,668	Total Technology Hardware, Storage & Peripherals						20,731,626
	Trading Companies & Distributors – 2.2% (1.3% of Total Investments)
10,807	HD Supply Waterworks, Ltd., Term Loan B	4.761%	1-Month LIBOR	2.750%	8/01/24	B+	10,591,350
13,945	Univar, Inc., Term Loan B	4.036%	1-Month LIBOR	2.250%	7/01/24	BB+	14,007,304
24,752	Total Trading Companies & Distributors						24,598,654
	Transportation Infrastructure – 0.1% (0.1% of Total Investments)
524	Standard Aero, Canadien Term Loan	6.104%	3-Month LIBOR	4.000%	4/04/26	BB	526,322
976	Standard Aero, USD Term Loan B	6.104%	3-Month LIBOR	4.000%	4/08/26	BB	978,958
1,500	Total Transportation Infrastructure						1,505,280
	Wireless Telecommunication Services – 0.8% (0.5% of Total Investments)
3,980	Sprint Corporation, Incremental Term Loan	4.813%	1-Month LIBOR	3.000%	2/03/24	BB+	3,962,538
4,875	Sprint Corporation, Term Loan, First Lien	4.313%	1-Month LIBOR	2.500%	2/03/24	BB+	4,828,297
8,855	Total Wireless Telecommunication Services						8,790,835
$1,442,743	Total Variable Rate Senior Loan Interests (cost $1,435,489,268)						1,403,084,678

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	CORPORATE BONDS – 29.7% (17.6% of Total Investments)
	Aerospace & Defense – 1.0% (0.6% of Total Investments)
$3,000	Bombardier Inc, 144A	6.000%	10/15/22	B	$2,925,000
4,000	TransDigm Inc, (5)	6.000%	7/15/22	B-	4,068,000
4,000	TransDigm Inc, (5)	6.500%	7/15/24	B-	4,130,000
11,000	Total Aerospace & Defense				11,123,000
	Airlines – 0.4% (0.3% of Total Investments)
3,004	American Airlines Group Inc, 144A, (5)	4.625%	3/01/20	BB-	3,019,020
1,750	American Airlines Group Inc, 144A	5.000%	6/01/22	BB-	1,824,375
4,754	Total Airlines				4,843,395
	Auto Components – 1.1% (0.7% of Total Investments)
5,965	Allison Transmission Inc. , 144A	4.750%	10/01/27	BB	6,099,213

JQC	Nuveen Credit Strategies Income Fund (continued)
Portfolio of Investments October 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	Auto Components (continued)
$6,000	Panther BF Aggregator 2 LP / Panther Finance Co Inc, 144A, (5)	6.250%	5/15/26	BB	$6,343,200
11,965	Total Auto Components				12,442,413
	Communications Equipment – 0.4% (0.3% of Total Investments)
19,375	Avaya Inc, 144A, (6), (7)	7.000%	4/01/19	N/R	—
9,250	Avaya Inc, 144A, (6), (7)	10.500%	3/01/21	N/R	—
790	CommScope Inc, 144A, (5)	5.000%	6/15/21	B-	790,000
4,000	CommScope Inc, 144A	5.500%	3/01/24	BB-	4,054,000
33,415	Total Communications Equipment				4,844,000
	Consumer Finance – 1.9% (1.1% of Total Investments)
5,000	DAE Funding LLC, 144A, (5)	4.500%	8/01/22	BBB-	5,090,900
10,000	Refinitiv US Holdings Inc, 144A, (5)	6.250%	5/15/26	BB+	10,862,500
5,000	Verscend Escrow Corp, 144A	9.750%	8/15/26	CCC+	5,318,750
20,000	Total Consumer Finance				21,272,150
	Diversified Consumer Services – 0.3% (0.2% of Total Investments)
3,000	Sotheby's, 144A, (5)	7.375%	10/15/27	B+	3,000,000
	Diversified Financial Services – 0.3% (0.2% of Total Investments)
3,000	Park Aerospace Holdings Ltd, 144A, (5)	5.500%	2/15/24	BBB-	3,298,200
	Diversified Telecommunication Services – 0.8% (0.4% of Total Investments)
1,000	CenturyLink Inc	6.450%	6/15/21	BB	1,052,500
5,000	CenturyLink Inc	5.800%	3/15/22	BB	5,287,500
2,000	Frontier Communications Corp, 144A	8.000%	4/01/27	B	2,100,000
8,000	Total Diversified Telecommunication Services				8,440,000
	Electric Utilities – 0.2% (0.1% of Total Investments)
530	Pacific Gas & Electric Co, (6)	2.450%	8/15/22	D	491,575
2,115	Pacific Gas & Electric Co, (6)	6.050%	3/01/34	D	2,120,288
2,645	Total Electric Utilities				2,611,863
	Food & Staples Retailing – 0.2% (0.1% of Total Investments)
2,000	Performance Food Group Inc, 144A	5.500%	10/15/27	B1	2,115,000
	Food Products – 1.1% (0.6% of Total Investments)
3,000	B&G Foods Inc, (5)	5.250%	4/01/25	B+	3,063,750
5,320	Chobani LLC / Chobani Finance Corp Inc, 144A, (5)	7.500%	4/15/25	CCC	5,107,200
955	JBS Investments GmbH, 144A	6.250%	2/05/23	BB	973,527
2,000	JBS Investments II GmbH, 144A	5.750%	1/15/28	BB	2,084,000
1,000	Pilgrim's Pride Corp, 144A	5.750%	3/15/25	BB	1,037,500
12,275	Total Food Products				12,265,977
	Health Care Equipment & Supplies – 0.7% (0.4% of Total Investments)
7,069	AMN Healthcare Inc, 144A, (5)	5.125%	10/01/24	Ba2	7,341,722

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	Health Care Providers & Services – 4.4% (2.6% of Total Investments)
$3,000	Envision Healthcare Corp, 144A	8.750%	10/15/26	B-	$1,687,500
6,500	Molina Healthcare Inc	5.375%	11/15/22	BB-	6,857,500
6,650	Polaris Intermediate Corp, 144A, (cash 8.500%, PIK 8.500%)	8.500%	12/01/22	B-	5,586,000
4,850	RegionalCare Hospital Partners Holdings Inc / LifePoint Health Inc, 144A, (5)	9.750%	12/01/26	CCC+	5,322,875
10,000	Tenet Healthcare Corp, (5)	8.125%	4/01/22	B-	10,825,000
10,500	Tenet Healthcare Corp, (5)	5.125%	5/01/25	B	10,749,375
6,805	Vizient Inc, 144A, (5)	6.250%	5/15/27	B	7,338,716
48,305	Total Health Care Providers & Services				48,366,966
	Health Care Technology – 1.6% (1.0% of Total Investments)
17,840	Change Healthcare Holdings LLC / Change Healthcare Finance Inc, 144A, (5)	5.750%	3/01/25	B-	18,253,888
	Hotels, Restaurants & Leisure – 2.9% (1.7% of Total Investments)
5,000	Aramark Services Inc, 144A, (5)	5.000%	2/01/28	BB	5,231,250
4,000	ESH Hospitality Inc, 144A, (5)	4.625%	10/01/27	BB-	4,010,400
6,500	International Game Technology PLC, 144A, (5)	6.250%	2/15/22	BB+	6,841,250
8,000	KFC Holding Co/Pizza Hut Holdings LLC/Taco Bell of America LLC, 144A, (5)	4.750%	6/01/27	BB	8,360,000
3,250	Scientific Games International Inc	6.250%	9/01/20	CCC+	3,254,062
1,680	Scientific Games International Inc, (5)	10.000%	12/01/22	B-	1,728,300
3,000	Yum! Brands Inc, 144A, (5)	4.750%	1/15/30	B+	3,146,250
31,430	Total Hotels, Restaurants & Leisure				32,571,512
	IT Services – 1.0% (0.6% of Total Investments)
4,000	Go Daddy Operating Co LLC / GD Finance Co Inc, 144A, (5)	5.250%	12/01/27	BB-	4,240,000
6,428	WEX Inc, 144A, (5)	4.750%	2/01/23	Ba2	6,492,344
10,428	Total IT Services				10,732,344
	Machinery – 0.5% (0.3% of Total Investments)
6,000	Apex Tool Group LLC / BC Mountain Finance Inc, 144A	9.000%	2/15/23	CCC+	5,070,000
	Media – 3.2% (1.9% of Total Investments)
3,000	CCO Holdings LLC / CCO Holdings Capital Corp, (5)	5.250%	9/30/22	BB+	3,041,250
4,000	CCO Holdings LLC / CCO Holdings Capital Corp, 144A, (5)	5.125%	5/01/23	BB+	4,095,000
2,000	CCO Holdings LLC / CCO Holdings Capital Corp, 144A	5.750%	2/15/26	BB+	2,112,000
3,403	Clear Channel Worldwide Holdings Inc, 144A, (5)	9.250%	2/15/24	B-	3,743,300
3,000	Clear Channel Worldwide Holdings Inc, 144A, (5)	5.125%	8/15/27	B+	3,122,790
2,860	CSC Holdings LLC, 144A, (5)	5.375%	7/15/23	BB	2,931,443

JQC	Nuveen Credit Strategies Income Fund (continued)
Portfolio of Investments October 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	Media (continued)
$3,000	CSC Holdings LLC, 144A, (5)	5.500%	4/15/27	BB	$3,180,030
10,609	iHeartCommunications Inc, (6), (7)	9.000%	12/15/19	N/R	—
240	iHeartCommunications Inc, (6), (7)	9.000%	3/01/21	N/R	—
42,258	iHeartCommunications Inc, (6), (7)	14.000%	8/01/21	N/R	—
1,335	iHeartCommunications Inc	6.375%	5/01/26	BB-	1,436,580
2,452	iHeartCommunications Inc, (5)	8.375%	5/01/27	B-	2,629,310
4,000	iHeartCommunications Inc, 144A, (5)	5.250%	8/15/27	BB-	4,126,800
2,000	Nielsen Co Luxembourg SARL, (5)	4.417%	10/01/21	BB	2,005,000
3,000	Nielsen Finance LLC / Nielsen Finance Co, 144A, (5)	5.000%	4/15/22	BB	3,015,060
87,157	Total Media				35,438,563
	Personal Products – 0.5% (0.3% of Total Investments)
6,000	Revlon Consumer Products Corp	5.750%	2/15/21	CCC	5,190,000
	Road & Rail – 0.8% (0.4% of Total Investments)
3,000	Avolon Holdings Funding Ltd, 144A, (5)	5.250%	5/15/24	BBB-	3,271,500
5,000	DAE Funding LLC, 144A, (5)	5.250%	11/15/21	BBB-	5,206,250
8,000	Total Road & Rail				8,477,750
	Software – 1.5% (0.9% of Total Investments)
5,500	Blackboard Inc, 144A	9.750%	10/15/21	CCC-	5,517,187
5,000	IQVIA Inc, 144A, (5)	5.000%	5/15/27	BB	5,300,000
1,500	SS&C Technologies Inc, 144A	5.500%	9/30/27	B+	1,600,313
4,000	Symantec Corp, 144A, (5)	5.000%	4/15/25	BB+	4,100,000
16,000	Total Software				16,517,500
	Technology Hardware, Storage & Peripherals – 1.3% (0.8% of Total Investments)
9,000	Dell International LLC / EMC Corp, 144A, (5)	5.875%	6/15/21	BB+	9,138,420
5,000	Dell International LLC / EMC Corp, 144A, (5)	7.125%	6/15/24	BB+	5,301,250
14,000	Total Technology Hardware, Storage & Peripherals				14,439,670
	Wireless Telecommunication Services – 3.6% (2.1% of Total Investments)
6,000	Hughes Satellite Systems Corp, (5)	5.250%	8/01/26	BBB-	6,427,500
16,100	Intelsat Connect Finance SA, 144A, (5)	9.500%	2/15/23	CCC-	14,934,360
6,000	Intelsat Jackson Holdings SA, 144A, (5)	8.500%	10/15/24	CCC+	6,043,140
12,000	T-Mobile USA Inc, (5)	6.375%	3/01/25	BB+	12,452,520
12,000	T-Mobile USA Inc, (7)	6.375%	3/01/25	N/R	—
52,100	Total Wireless Telecommunication Services				39,857,520
$416,383	Total Corporate Bonds (cost $322,257,907)				328,513,433

Shares	Description (1)	Value
	COMMON STOCKS – 0.9% (0.6% of Total Investments)
	Diversified Consumer Services – 0.1% (0.1% of Total Investments)
41,905	Cengage Learning Holdings II Inc, (8), (9)	$502,860

Shares	Description (1)	Value
	Energy Equipment & Services – 0.2% (0.1% of Total Investments)
10,935	Vantage Drilling International, (8), (9)	$2,022,975
	Health Care Providers & Services – 0.0% (0.0% of Total Investments)
227,437	Millennium Health LLC, (8), (9)	1,365
211,860	Millennium Health LLC, (7), (9)	233,907
198,883	Millennium Health LLC, (7), (9)	199,685
	Total Health Care Providers & Services	434,957
	Internet & Direct Marketing Retail – 0.0% (0.0% of Total Investments)
9,796	Catalina Marketing Corp, (8), (9)	29,388
	Marine – 0.0% (0.0% of Total Investments)
6,278	HGIM Corp, (8), (9)	69,058
	Media – 0.5% (0.3% of Total Investments)
338,831	Clear Channel Outdoor Holdings Inc, (9)	789,476
84,265	Cumulus Media Inc, (9)	1,153,588
271,046	iHeartMedia Inc, (9)	3,886,800
17,987	Tribune Co, (7)	3,964
	Total Media	5,833,828
	Pharmaceuticals – 0.1% (0.1% of Total Investments)
110,097	Advanz Pharma Corp, (9)	1,139,504
	Software – 0.0% (0.0% of Total Investments)
29,491	Avaya Holdings Corp, (9)	356,546
	Total Common Stocks (cost $27,210,601)	10,389,116

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	CONVERTIBLE BONDS – 0.9% (0.5% of Total Investments)
	Biotechnology – 0.9% (0.5% of Total Investments)
$7,000	Acorda Therapeutics Inc	1.750%	6/15/21	N/R	$4,829,607
2,142	BioMarin Pharmaceutical Inc	0.599%	8/01/24	N/R	2,142,378
5,000	Clovis Oncology Inc, 144A	4.500%	8/01/24	N/R	3,068,236
14,142	Total Biotechnology				10,040,221
$14,142	Total Convertible Bonds (cost $13,580,275)				10,040,221

Shares	Description (1)	Value
	COMMON STOCK RIGHTS – 0.1% (0.1% of Total Investments)
	Oil, Gas & Consumable Fuels – 0.1% (0.1% of Total Investments)
9,278	Fieldwood Energy LLC, (9)	$197,927
45,924	Fieldwood Energy LLC, (9)	979,697

JQC	Nuveen Credit Strategies Income Fund (continued)
Portfolio of Investments October 31, 2019
(Unaudited)
Shares	Description (1)	Value
	Media – 0.0% (0.0% of Total Investments)
4,645	Affinion Group Holdings Inc, (7)	$ —
	Total Common Stock Rights (cost $2,398,772)	1,177,624

Shares	Description (1)	Value
	WARRANTS – 0.0% (0.0% of Total Investments)
	Communications Equipment – 0.0% (0.0% of Total Investments)
37,723	Avaya Holdings Corp	$28,292
	Marine – 0.0% (0.0% of Total Investments)
28,051	HGIM, (9)	280,510
	Total Warrants (cost $6,043,241)	308,802
	Total Long-Term Investments (cost $1,806,980,064)	1,753,513,874

Shares	Description (1)	Coupon	Value
	SHORT-TERM INVESTMENTS – 9.8% (5.8% of Total Investments)
	INVESTMENT COMPANIES – 9.8% (5.8% of Total Investments)
107,987,235	BlackRock Liquidity Funds T-Fund, (10)	1.584% (11)	$107,987,235
	Total Short-Term Investments (cost $107,987,235)		107,987,235
	Total Investments (cost $1,914,967,299) – 168.0%		1,861,501,109
	Borrowings – (41.5)% (12), (13)		(460,000,000)
	Reverse Repurchase Agreements – (19.2)% (14)		(213,000,000)
	Other Assets Less Liabilities – (7.3)%		(80,192,117)
	Net Assets Applicable to Common Shares – 100%		$1,108,308,992
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Variable Rate Senior Loan Interests	$ —	$1,403,084,678	$ —	$1,403,084,678
Corporate Bonds	—	328,513,433	—*	328,513,433
Common Stocks	7,325,914	2,625,646	437,556	10,389,116
Convertible Bonds	—	10,040,221	—	10,040,221
Common Stock Rights	—	1,177,624	—	1,177,624
Warrants	—	308,802	—	308,802
Short-Term Investments:
Investment Companies	107,987,235	—	—	107,987,235
Total	$115,313,149	$1,745,750,404	$437,556	$1,861,501,109

*	Value equals zero as of the end of the reporting period.

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.
(3)	Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.
(4)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in reverse repurchase agreements. As of the end of the reporting period, investments with a value of $331,070,337 have been pledged as collateral for reverse repurchase agreements.
(6)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(7)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(8)	For fair value measurement disclosure purposes, investment classified as Level 2.
(9)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(10)	A copy of the most recent financial statements for these investment companies can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.
(11)	The rate shown is the annualized seven-day subsidized yield as of the end of the reporting period.
(12)	Borrowings as a percentage of Total Investments is 24.7%.
(13)	The Fund segregates 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings.
(14)	Reverse Repurchase Agreements as a percentage of Total Investments is 11.4%.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
DD1	Portion of investment purchased on a delayed delivery basis.
LIBOR	London Inter-Bank Offered Rate
PIK	Payment-in-kind (“PIK”) security. Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both. The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
TBD	Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.
WI/DD	Purchased on a when-issued or delayed delivery basis.